TANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
TANGIBLE FIXED ASSETS
NOTE 7 – TANGIBLE FIXED ASSETS

USDm	2017	2016	2015
Vessels and capitalized dry-docking
Cost:
Balance as of 1 January	1,697.4	1,567.5	530.1
Additions	103.1	40.8	112.0
Additions from business combinations	-	-	857.4
Disposals	-14.3	-16.3	-18.6
Transferred to/from other items	-	105.4	104.6
Transferred to assets held-for-sale	-59.6	-	-18.0
Balance as of 31 December	1,726.6	1,697.4	1,567.5

Depreciation:
Balance as of 1 January	180.0	75.5	27.9
Disposals	-14.3	-15.9	-18.6
Depreciation for the year	113.6	120.4	66.5
Transferred to assets held-for-sale	-20.8	-	-0.3
Balance as of 31 December	258.5	180.0	75.5

Impairment:
Balance as of 1 January	173.6	-	-
Impairment losses on tangible fixed assets	-	173.6	-
Balance as of 31 December	173.6	173.6	-

Carrying amount as of 31 December	1,294.5	1,343.8	1,492.0

Of which finance leases as of 31 December	28.6	12.4	13.1

USDm	2017	2016	2015
Prepayments on vessels
Balance as of 1 January	44.1	72.6	34.7
Additions	44.3	76.9	142.5
Transferred to/from other items	-	-105.4	-104.6
Balance as of 31 December	88.4	44.1	72.6

Carrying amount as of 31 December	88.4	44.1	72.6

USDm	2017	2016	2015
Other plant and operating equipment
Cost:
Balance as of 1 January	2.7	3.2	-
Additions	1.0	1.1	0.9
Additions from business combinations	-	-	2.5
Disposals	-0.1	-1.6	-0.2
Balance as of 31 December	3.6	2.7	3.2

Depreciation:
Balance as of 1 January	0.9	0.7	-
Disposals	-0.1	-1.6	-0.2
Depreciations for the year	0.9	1.8	0.9
Balance as of 31 December	1.7	0.9	0.7

Carrying amount as of 31 December	1.9	1.8	2.5

Of which finance leases as of 31 December	-	-	-

Included in the carrying amount for "Vessels and capitalized dry-docking" are capitalized dry-docking costs in the amount of USD 68.1m (2016: USD 80.4m, 2015: USD 81.7m).

For information on assets used as collateral security, please refer to note 16. Please refer to note 8 for information on impairment testing.

The depreciation expense related to "Other plant and operating equipment" of USD 0.9m relates to "Administrative expense" (2016: USD 1.8m, 2015: USD 0.9m). Depreciations and impairment losses on tangible fixed assets on "Vessels and capitalized dry-docking" relate to operating expenses.